Deutsche Core Equity Fund
Deutsche Core Equity Fund
Investment Objective
The fund seeks long-term growth of capital, current income and growth of income.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 39) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Deutsche Core Equity Fund - USD ($)	Class A	Class B	Class C	Class R	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	4.00%	1.00%	none	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	$ 20	$ 20	none	none	none	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Deutsche Core Equity Fund	Class A	Class B	Class C	Class R	Class R6	INST Class	Class S
Management fee	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution/service (12b-1) fees	0.24%	0.99%	1.00%	0.48%	none	none	none
Other expenses	0.28%	0.52%	0.29%	0.25%	0.17%	0.19%	0.24%
Total annual fund operating expenses	0.87%	1.86%	1.64%	1.08%	0.52%	0.54%	0.59%

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Deutsche Core Equity Fund - USD ($)	Class A	Class B	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 659	$ 589	$ 267	$ 110	$ 53	$ 55	$ 60
3 Years	837	885	517	343	167	173	189
5 Years	1,029	1,206	892	595	291	302	329
10 Years	$ 1,586	$ 1,681	$ 1,944	$ 1,317	$ 653	$ 677	$ 738

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Deutsche Core Equity Fund - USD ($)	Class A	Class B	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 659	$ 189	$ 167	$ 110	$ 53	$ 55	$ 60
3 Years	837	585	517	343	167	173	189
5 Years	1,029	1,006	892	595	291	302	329
10 Years	$ 1,586	$ 1,681	$ 1,944	$ 1,317	$ 653	$ 677	$ 738

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 38%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. For purposes of this 80% investment limitation, the term total assets is defined as net assets, plus the amount of any borrowings for investment purposes. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times. At times, the fund's assets may be invested in securities in relatively few industries or sectors.

Management process. In choosing stocks, portfolio management uses bottom-up fundamental analysis combined with proprietary quantitative tools. Portfolio management seeks to identify companies that it believes are poised to benefit from one or more of the following:

  shifts in industry spending, government spending and consumer trends (secular themes)
  gains in market share from innovative products and strong intellectual property (product cycles)
  cyclical trends in the industry in which they operate and capable management that can take advantage of those trends (industry cycles)

All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may change over time. Portfolio management may favor different types of securities from different industries and companies at different times.

Portfolio management will normally sell a stock when it believes the price is unlikely to go higher, the company's fundamentals have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

The performance figures for Class R shares prior to class inception are based on the historical performance of Class S shares, adjusted to reflect the higher expenses of Class R shares.

Prior to May 31, 2013, the fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	18.25%	September 30, 2009
Worst Quarter	-21.99%	December 31, 2008

Average Annual Total Returns (For periods ended 12/31/2015 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Deutsche Core Equity Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Aug. 02, 1999	(1.18%)	11.56%	6.22%
Class A | After tax on distributions		(3.46%)	10.03%	4.78%
Class A | After tax on distributions and sale of fund shares		0.55%	8.87%	4.72%
Class B | before tax	Dec. 29, 2000	0.88%	11.74%	5.86%
Class C | before tax	Dec. 29, 2000	4.06%	12.03%	6.04%
Class R | before tax	May 01, 2012	4.55%	12.37%	6.48%
INST Class | before tax	Aug. 19, 2002	5.21%	13.32%	7.34%
Class S | before tax	May 31, 1929	5.12%	13.23%	7.21%
Class S | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		0.92%	12.44%	7.40%

Average Annual Total Returns - Deutsche Core Equity Fund - Class R6	Class Inception	1 Year	Since Inception
before tax	Aug. 25, 2014	5.01%	5.90%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		0.92%	3.57%